Finance income and costs - Summary of Finance Income and Costs (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure Of Finance Income And Costs [Abstract]
Interest receivable	£ 0.2		£ 0.3	£ 0.7		£ 0.6
Finance income	0.2	[1]	0.3	0.7	[1]	0.6	[1]
Interest expense on lease liabilities	(1.0)		(1.7)	(1.5)		0.0
Borrowing costs	(0.9)		(1.0)	(1.3)		(0.3)
Finance costs	(1.9)	[1]	(2.7)	(2.8)	[1]	(0.3)	[1]
Net finance (costs) / income	£ (1.7)		£ (2.4)	£ (2.1)		£ 0.3

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.